Fees and Expenses	Apr. 21, 2026
CapForce IBD 50 ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.30%
Total Annual Fund Operating Expenses	1.00%
Advisor Fee Waiver (2)	(0.20)%
Total Annual Fund Operating Expenses After Fees Waived	0.80%

(1)	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

(2)	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until March 31, 2028. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	1 Year	3 Years	5 Years	10 Years
	$82	$298	$533	$1,206

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. As a result of a reorganization, the Fund acquired all of the assets, subject to the liabilities, of Innovator IBD® 50 ETF, an exchange-traded fund (the “Predecessor Fund”). During the fiscal year ended October 31, 2025, the portfolio turnover rate of the Predecessor Fund was 1,209% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Portfolio Turnover, Rate	1209.00%
CapForce IBD Breakout Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.30%
Total Annual Fund Operating Expenses	1.00%
Advisor Fee Waiver (2)	(0.20)%
Total Annual Fund Operating Expenses After Fees Waived	0.80%

(1)	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

(2)	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until March 31, 2028. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	1 Year	3 Years	5 Years	10 Years
	$82	$298	$533	$1,206

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. As a result of a reorganization, the Fund acquired all of the assets, subject to the liabilities, of Innovator IBD® Breakout Opportunities ETF, an exchange-traded fund (the “Predecessor Fund”). During the fiscal year ended October 31, 2025, the portfolio turnover rate of the Predecessor Fund was 1,668% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Portfolio Turnover, Rate	1668.00%